CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 425	$ (54)
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on cash flow hedges	(20)	65
Changes in retirement plans’ funded status	(17)	(20)
Foreign currency translation	100	(427)
Share of other comprehensive income (loss) of entities using the equity method	(23)	(19)
Other comprehensive income (loss), net of tax	40	(401)
Comprehensive income (loss)	465	(455)
Less: Comprehensive income attributable to noncontrolling interests	19	9
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ 446	$ (464)